CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 Consolidated variable interest entity without recourse CNY	Dec. 31, 2011 Consolidated variable interest entity without recourse CNY
Short-term borrowings	$ 9,631	60,000		60,000	0	0
Convertible loan	19,447	121,156			0	0
Deferred revenue	80,610	502,207		395,778	488,160	377,442
Accounts payable	8,425	52,487		23,356	38,444	13,801
Accrued and other liabilities	68,640	427,635		449,273	298,361	367,022
Income taxes payable	32,739	203,968		116,901	94,146	50,076
Amounts due to related parties	676	4,211		25,331	4,211	25,331
Liabilities classified as held for sale	47,013	292,895		465,855	292,895	465,855
Deferred tax liabilities	21,162	131,844		145,227	108,740	145,227
Non-current portion of consideration payable for acquisitions and other liabilities				272,443	0	42,503
Preferred shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preferred shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Preferred shares, shares issued	0	0	0	0
Preferred shares, shares outstanding	0	0	0	0
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,200,000,000	1,200,000,000	1,200,000,000	1,200,000,000
Ordinary shares, shares issued	145,975,484	145,975,484	144,481,064	144,481,064
Ordinary shares, shares outstanding	145,975,484	145,975,484	144,481,064	144,481,064